Document and Entity Information	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	S-1/A
Entity Registrant Name	PRUCO LIFE INSURANCE CO
Entity Central Index Key	0000777917
Amendment Flag	false